PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
NOTE 6 - PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following:

	September 30,	December 31,
	2021	2020
	(Unaudited)
Leasehold improvements	$78,014	$44,777
Construction in progress	522,793	-
Air conditioning equipment	21,763	21,496
Office equipment	30,199	22,241
Total property and equipment	652,769	88,514
Less accumulated depreciation and amortization	(12,292)	(9,361)
Property and equipment, net	$640,477	$79,153

For the nine months ended September 30, 2021 and 2020, depreciation and amortization of property and equipment was $9,604 and $16,250 respectively.

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following:

	December 31,	December 31,
	2020	2019
Leasehold improvements	$44,777	$23,231
Air conditioning equipment	21,496	-
Office equipment	22,241	13,457
Total property and equipment	88,514	36,688
Less accumulated depreciation and amortization	(9,361)	(91)
Property and equipment, net	$79,153	$36,597

 For the years ended December 31, 2020 and 2019, depreciation and amortization of property and equipment was $8,966 and $91, respectively.